Schedule of investments
Delaware Strategic Income Fund	October 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 8.44%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA2 M2 144A 6.686% (LIBOR01M + 3.10%) 3/25/50 #, •	1,292,410	$ 1,292,799
Series 2021-DNA1 M2 144A 3.314% (SOFR + 1.80%) 1/25/51 #, •	1,295,648	1,231,579
Series 2021-DNA3 M2 144A 3.614% (SOFR+ 2.10%) 10/25/33 #, •	1,350,000	1,287,224
Series 2021-HQA1 M2 144A 3.764% (SOFR + 2.25%) 8/25/33 #, •	2,000,000	1,828,722
Series 2021-HQA2 M2 144A 5.047% (SOFR + 2.05%) 12/25/33 #, •	2,000,000	1,761,562
Total Agency Collateralized Mortgage Obligations (cost $7,931,037)		7,401,886

Agency Commercial Mortgage-Backed Securities — 2.00%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.037% 7/25/27 #, •	325,000	299,412
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	325,000	292,227
Series 2018-K72 B 144A 3.994% 12/25/50 #, •	325,000	297,165
Series 2018-K86 C 144A 4.294% 11/25/51 #, •	970,000	864,796
Total Agency Commercial Mortgage-Backed Securities (cost $2,140,546)		1,753,600

Agency Mortgage-Backed Securities — 3.01%
Fannie Mae S.F. 30 yr
5.00% 9/1/52	925,859	893,589
5.00% 10/1/52	421,874	407,170
5.50% 10/1/52	901,196	892,402

Fannie Mae S.F. 30 yr TBA 6.00% 11/1/52	445,000	447,134
Total Agency Mortgage-Backed Securities (cost $2,668,285)		2,640,295

Convertible Bonds — 3.11%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	245,000	245,925
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	290,000	391,152
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,124,000	1,056,785
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	17,000	16,489
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	459,000	439,034
NQ-023 [10/22] 12/22 (2638410)    1

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	265,000	$ 242,846
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	404,000	335,522
Total Convertible Bonds (cost $2,641,692)		2,727,753

Corporate Bonds — 51.82%
Banking — 4.99%
Access Bank
144A 6.125% 9/21/26 #		400,000	294,880
144A 9.125% 10/7/26 #, μ, ψ		400,000	279,480

Ally Financial 5.75% 11/20/25		330,000	317,706
Banco de Bogota 144A 6.25% 5/12/26 #		410,000	376,583
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		500,000	435,533
Bank of America 4.948% 7/22/28 μ		160,000	152,744
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		47,000	45,120
Barclays 4.375% 3/15/28 μ, ψ		470,000	313,118
Citizens Bank 6.064% 10/24/25 μ		250,000	251,889
Credit Suisse 1.00% 5/5/23		250,000	242,444
Credit Suisse Group
144A 3.091% 5/14/32 #, μ		310,000	212,962
144A 6.442% 8/11/28 #, μ		470,000	424,587

Deutsche Bank 5.625% 5/19/31 μ	EUR	300,000	285,867
Fifth Third Bancorp 4.337% 4/25/33 μ		65,000	56,458
JPMorgan Chase & Co.
4.851% 7/25/28 μ		65,000	61,840
4.912% 7/25/33 μ		5,000	4,554
SVB Financial Group
4.00% 5/15/26 μ, ψ		385,000	269,903
4.57% 4/29/33 μ		95,000	79,950

Truist Financial 4.95% 9/1/25 μ, ψ		165,000	158,400
Wells Fargo & Co.
4.611% 4/25/53 μ		85,000	67,924
4.808% 7/25/28 μ		45,000	42,653
			4,374,595
Basic Industry — 5.76%
AngloGold Ashanti Holdings
3.375% 11/1/28		200,000	161,694
3.75% 10/1/30		440,000	337,671

2    NQ-023 [10/22] 12/22 (2638410)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Bidvest Group UK 144A 3.625% 9/23/26 #		600,000	$ 509,118
Celanese US Holdings 6.05% 3/15/25		30,000	29,189
CSN Resources 144A 5.875% 4/8/32 #		535,000	387,715
Domtar 144A 6.75% 10/1/28 #		509,000	433,897
First Quantum Minerals 144A 6.875% 10/15/27 #		1,000,000	931,688
Methanex 5.25% 12/15/29		900,000	771,926
Sasol Financing USA 4.375% 9/18/26		675,000	592,694
Stillwater Mining 144A 4.00% 11/16/26 #		620,000	511,822
Westlake 1.625% 7/17/29	EUR	500,000	383,359
			5,050,773
Brokerage — 1.71%
Charles Schwab 5.375% 6/1/25 μ, ψ		35,000	34,344
Jefferies Financial Group 6.50% 1/20/43		1,400,000	1,287,076
XP 144A 3.25% 7/1/26 #		200,000	174,887
			1,496,307
Capital Goods — 2.00%
Roller Bearing Co. of America 144A 4.375% 10/15/29 #		250,000	219,683
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		640,000	513,265
Standard Industries
144A 3.375% 1/15/31 #		159,000	119,344
144A 4.375% 7/15/30 #		313,000	253,658

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		700,000	650,643
			1,756,593
Communications — 6.32%
Altice France 144A 5.50% 10/15/29 #		865,000	661,228
Cellnex Finance 144A 3.875% 7/7/41 #		200,000	122,870
CMG Media 144A 8.875% 12/15/27 #		415,000	352,823
Cumulus Media New Holdings 144A 6.75% 7/1/26 #		500,000	423,716
Discovery Communications 4.00% 9/15/55		10,000	5,722
IHS Holding 144A 5.625% 11/29/26 #		800,000	610,280
LCPR Senior Secured Financing DAC 144A 5.125% 7/15/29 #		610,000	515,407
Sprint Capital 8.75% 3/15/32		525,000	616,899
Time Warner Cable 7.30% 7/1/38		650,000	607,941
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		755,000	606,061
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	318,832
VTR Comunicaciones 144A 4.375% 4/15/29 #		850,000	477,356
NQ-023 [10/22] 12/22 (2638410)    3

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Warnermedia Holdings
144A 3.755% 3/15/27 #		150,000	$ 133,525
144A 4.279% 3/15/32 #		25,000	20,220
144A 5.141% 3/15/52 #		95,000	66,466
			5,539,346
Consumer Cyclical — 4.19%
Alsea 144A 7.75% 12/14/26 #		600,000	571,227
Arcos Dorados 144A 6.125% 5/27/29 #		370,000	340,929
B2W Digital 144A 4.375% 12/20/30 #		630,000	433,936
Bath & Body Works 6.875% 11/1/35		460,000	387,345
BorgWarner 1.00% 5/19/31	EUR	500,000	355,445
Carnival
144A 5.75% 3/1/27 #		355,000	246,654
144A 7.625% 3/1/26 #		653,000	492,117

General Motors Financial 5.70% 9/30/30 μ, ψ		80,000	68,300
MGM Resorts International 4.75% 10/15/28		425,000	369,464
PetSmart 144A 7.75% 2/15/29 #		250,000	235,278
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		135,000	104,342
VICI Properties 4.95% 2/15/30		75,000	67,885
			3,672,922
Consumer Non-Cyclical — 3.73%
1375209 BC 144A 9.00% 1/30/28 #		97,000	94,333
Bausch Health
144A 5.50% 11/1/25 #		120,000	96,113
144A 11.00% 9/30/28 #		173,000	134,075
144A 14.00% 10/15/30 #		34,000	19,635

Central American Bottling 144A 5.25% 4/27/29 #		585,000	515,980
CSL Finance
144A 4.05% 4/27/29 #		30,000	27,582
144A 4.75% 4/27/52 #		50,000	42,037

InRetail Consumer 144A 3.25% 3/22/28 #		625,000	495,712
JBS USA LUX 144A 3.00% 2/2/29 #		25,000	20,309
MARB BondCo 144A 3.95% 1/29/31 #		305,000	226,568
MHP 144A 6.25% 9/19/29 #		505,000	227,250
Organon & Co. 144A 5.125% 4/30/31 #		500,000	425,475
Pilgrim's Pride 144A 5.875% 9/30/27 #		121,000	118,435
Tenet Healthcare
144A 4.25% 6/1/29 #		255,000	215,226
144A 6.125% 10/1/28 #		145,000	125,733
6.875% 11/15/31		370,000	314,555

4    NQ-023 [10/22] 12/22 (2638410)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Teva Pharmaceutical Finance Netherlands III 5.125% 5/9/29	200,000	$ 172,112
		3,271,130
Electric — 2.40%
Calpine
144A 5.00% 2/1/31 #	145,000	122,852
144A 5.125% 3/15/28 #	279,000	247,975

Duke Energy 4.875% 9/16/24 μ, ψ	80,000	71,800
Enel Finance International 144A 6.80% 10/14/25 #	200,000	200,961
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	89,018
NRG Energy 144A 4.45% 6/15/29 #	335,000	296,339
Pacific Gas and Electric 3.30% 8/1/40	517,000	336,561
PG&E 5.25% 7/1/30	315,000	279,433
UEP Penonome II 144A 6.50% 10/1/38 #	609,364	457,023
		2,101,962
Energy — 8.40%
Canacol Energy 144A 5.75% 11/24/28 #	610,000	459,567
CNX Midstream Partners 144A 4.75% 4/15/30 #	500,000	411,970
CNX Resources 144A 6.00% 1/15/29 #	700,000	654,409
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	442,000	414,326
Ecopetrol 4.625% 11/2/31	615,000	425,120
Energy Transfer 6.50% 11/15/26 μ, ψ	485,000	418,313
Genesis Energy 7.75% 2/1/28	505,000	482,878
Geopark 144A 5.50% 1/17/27 #	620,000	506,338
Guara Norte 144A 5.198% 6/15/34 #	580,413	456,347
Murphy Oil
5.875% 12/1/27	296,000	287,836
6.375% 7/15/28	270,000	264,537

NuStar Logistics 6.375% 10/1/30	125,000	116,128
PDC Energy 5.75% 5/15/26	445,000	427,160
Petroleos Mexicanos 5.95% 1/28/31	1,135,000	820,009
Southwestern Energy 7.75% 10/1/27	655,000	674,624
Tullow Oil 144A 10.25% 5/15/26 #	640,000	546,170
		7,365,732
Finance Companies — 1.93%
AerCap Ireland Capital DAC
2.45% 10/29/26	150,000	126,791
3.30% 1/30/32	150,000	112,759
3.40% 10/29/33	150,000	108,624

Agile Group Holdings 5.50% 5/17/26	300,000	58,184
NQ-023 [10/22] 12/22 (2638410)    5

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #		620,000	$ 523,093
CIFI Holdings Group 6.45% 11/7/24		200,000	17,500
Oryx Funding 144A 5.80% 2/3/31 #		685,000	601,700
Vonovia 0.625% 12/14/29	EUR	200,000	141,601
			1,690,252
Insurance — 1.95%
Brighthouse Financial
4.70% 6/22/47		244,000	169,807
5.625% 5/15/30		25,000	23,285

Brown & Brown 4.95% 3/17/52		136,000	103,632
HUB International 144A 5.625% 12/1/29 #		545,000	468,016
MetLife 3.85% 9/15/25 μ, ψ		185,000	163,029
Sagicor Financial 144A 5.30% 5/13/28 #		400,000	366,386
USI 144A 6.875% 5/1/25 #		425,000	413,136
			1,707,291
Natural Gas — 0.48%
Medco Laurel Tree 144A 6.95% 11/12/28 #		545,000	418,830
			418,830
Real Estate Investment Trusts — 0.04%
American Homes 4 Rent 3.625% 4/15/32		50,000	40,321
			40,321
Technology — 2.21%
Broadcom 144A 3.469% 4/15/34 #		1,185,000	888,598
Entegris Escrow 144A 4.75% 4/15/29 #		90,000	79,651
ION Trading Technologies 144A 5.75% 5/15/28 #		250,000	201,510
Iron Mountain
144A 5.25% 7/15/30 #		71,000	61,366
144A 5.625% 7/15/32 #		600,000	515,799

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		230,000	190,202
			1,937,126
Transportation — 5.15%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	400,000	329,349
Azul Investments 144A 7.25% 6/15/26 #		640,000	406,217
Babcock International Group 1.375% 9/13/27	EUR	500,000	403,581
DAE Funding 144A 3.375% 3/20/28 #		695,000	587,689
Delta Air Lines 7.375% 1/15/26		661,000	675,869
Grupo Aeromexico 144A 8.50% 3/17/27 #		500,000	412,033
6    NQ-023 [10/22] 12/22 (2638410)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
International Consolidated Airlines Group 3.75% 3/25/29	EUR	300,000	$ 221,615
Mileage Plus Holdings 144A 6.50% 6/20/27 #		593,750	587,759
Rutas 2 and 7 Finance 144A 3.018% 9/30/36 #, ^		681,333	407,979
United Airlines
144A 4.375% 4/15/26 #		100,000	91,452
144A 4.625% 4/15/29 #		457,000	391,660
			4,515,203
Utilities — 0.56%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		639,850	494,050
			494,050
Total Corporate Bonds (cost $55,733,593)			45,432,433

Municipal Bonds — 0.64%
Commonwealth of Puerto Rico (Restructured - Capital Appreciation) Series A 2.993% 7/1/24^		12,435	11,316
Commonwealth of Puerto Rico (Restructured)
Series A-1 4.00% 7/1/33		37,375	31,705
Series A-1 4.00% 7/1/35		27,144	22,247

GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40		570,321	492,615
Total Municipal Bonds (cost $619,684)			557,883

Non-Agency Asset-Backed Securities — 3.28%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.561% 11/25/36 φ		103,569	98,347
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #		750,000	609,589
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #		443,250	355,476
Hardee's Funding Series 2020-1A A2 144A 3.981% 12/20/50 #		2,161,500	1,812,768
Total Non-Agency Asset-Backed Securities (cost $3,448,237)			2,876,180

Non-Agency Collateralized Mortgage Obligations — 6.27%
JPMorgan Mortgage Trust Series 2021-13 B1 144A 3.143% 4/25/52 #, •		587,451	448,423
NQ-023 [10/22] 12/22 (2638410)    7

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.91% 4/25/44 #, •	675,449	$ 668,346
Series 2017-5 B2 144A 3.804% 8/25/47 #, •	1,725,803	1,454,986
Series 2017-6 B2 144A 3.719% 9/25/47 #, •	1,735,072	1,470,062
Series 2017-7 B2 144A 3.725% 10/25/47 #, •	1,735,190	1,460,616
Total Non-Agency Collateralized Mortgage Obligations (cost $6,697,671)		5,502,433

Non-Agency Commercial Mortgage-Backed Securities — 2.82%
BANK Series 2022-BNK39 B 3.239% 2/15/55 •	600,000	456,982
Benchmark Mortgage Trust
Series 2020-B21 C 3.346% 12/17/53 •	500,000	363,854
Series 2020-B22 A5 1.973% 1/15/54	500,000	378,797

COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	109,057
DB-JPM Mortgage Trust Series 2020-C9 B 2.567% 8/15/53	500,000	359,894
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	435,084
Series 2018-GS9 B 4.321% 3/10/51 •	280,000	239,062

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	130,000	126,525
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,074,771)		2,469,255

Loan Agreements — 5.48%
Acrisure 1st Lien 8.004% (LIBOR01M + 4.25%) 2/15/27 •	198,500	189,568
Acrisure Tranche B 7.254% (LIBOR01M + 3.50%) 2/15/27 •	299,276	278,925
Applied Systems 2nd Lien 9.174% (LIBOR03M + 5.50%) 9/19/25 •	1,336,630	1,320,757
AssuredPartners 7.254% (LIBOR01M + 3.50%) 2/12/27 •	450,620	430,824
Connect US Finco 7.26% (LIBOR01M + 3.50%) 12/11/26 •	277,875	269,330
Frontier Communications Tranche B 7.438% (LIBOR03M + 3.75%) 5/1/28 •	689,500	654,409
Global Medical Response 7.378% (LIBOR01M + 4.25%) 10/2/25 •	87,671	68,640
Hamilton Projects Acquiror 8.174% (LIBOR03M + 4.50%) 6/17/27 •	684,147	674,569
8    NQ-023 [10/22] 12/22 (2638410)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Mauser Packaging Solutions Holding 6.378% (LIBOR01M + 3.25%) 4/3/24 •	166,738	$ 158,639
Ultimate Software Group 1st Lien 7.504% (LIBOR01M + 3.75%) 5/4/26 •	422,128	411,194
Verscend Holding Tranche B 7.754% (LIBOR01M + 4.00%) 8/27/25 •	348,991	344,738
Total Loan Agreements (cost $4,910,519)		4,801,593

Sovereign Bonds — 5.34%Δ
Brazil — 0.42%
Brazilian Government International Bond 4.75% 1/14/50	550,000	369,481
		369,481
Dominican Republic — 0.38%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	414,000	333,355
		333,355
Egypt — 1.25%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	723,000	684,713
144A 7.60% 3/1/29 #	564,000	406,554
		1,091,267
Honduras — 0.75%
Honduras Government International Bond 144A 5.625% 6/24/30 #	959,000	658,514
		658,514
Ivory Coast — 1.04%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	1,164,000	913,677
		913,677
Senegal — 0.56%
Senegal Government International Bond 144A 6.75% 3/13/48 #	764,000	489,686
		489,686
NQ-023 [10/22] 12/22 (2638410)    9

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Uzbekistan — 0.94%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #	862,000	$ 823,102
		823,102
Total Sovereign Bonds (cost $6,079,013)		4,679,082

ZZ_DNU - Supranational Bank — 0.69%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	804,000	607,350
ZZ_DNU - Supranational Bank (cost $835,408)		607,350

US Treasury Obligations — 3.28%
US Treasury Bonds
2.375% 2/15/42	135,000	98,613
2.875% 5/15/52	1,985,000	1,541,167

US Treasury Note 2.75% 8/15/32	1,380,000	1,235,100
Total US Treasury Obligations (cost $3,219,034)		2,874,880
	Number of shares
Common Stock — 0.52%
Transportation — 0.52%
Grupo Aeromexico †	49,917	455,861
Total Common Stock (cost $815,893)		455,861

Short-Term Investments — 1.21%
Money Market Mutual Funds — 1.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.87%)	265,100	265,100
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.87%)	265,100	265,100
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.14%)	265,100	265,100
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.88%)	265,100	265,100
Total Short-Term Investments (cost $1,060,400)		1,060,400
10    NQ-023 [10/22] 12/22 (2638410)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Total Value of Securities—97.91% (cost $101,875,783)		85,840,884

Receivables and Other Assets Net of Liabilities—2.09%		1,833,754
Net Assets Applicable to 12,568,181 Shares Outstanding—100.00%		$87,674,638
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of Rule 144A securities was $52,135,179, which represents 59.46% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
φ	Step coupon bond. Stated rate in effect at October 31, 2022 through maturity date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
The following foreign currency exchange contracts and futures contracts were outstanding at October 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	EUR	(2,297,247)	USD	2,353,731	11/18/22	$80,377
NQ-023 [10/22] 12/22 (2638410)    11

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
8	US Treasury 5 yr Notes	$852,750	$853,832	12/30/22	$—	$(1,082)	$(2,250)
(4)	US Treasury 10 yr Notes	(442,375)	(471,459)	12/20/22	29,084	—	1,625
2	US Treasury 10 yr Ultra Notes	231,969	250,864	12/20/22	—	(18,896)	(1,281)
Total Futures Contracts			$633,237		$29,084	$(19,978)	$(1,906)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed inthese financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure insuch contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
12    NQ-023 [10/22] 12/22 (2638410)

(Unaudited)
Summary of abbreviations: (continued)
TD – TD Bank
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ-023 [10/22] 12/22 (2638410)    13